Long Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
6.6% Senior Notes, Due 2018
Debt Instrument [Line Items]
Maturity date	2018
Interest rate on notes	6.60%
Interest rate	6.81%
7% Debentures, Due 2025
Debt Instrument [Line Items]
Maturity date	2025
Interest rate on notes	7.00%
Interest rate	7.12%
6.25% Senior Notes, Due 2037
Debt Instrument [Line Items]
Maturity date	2037
Interest rate on notes	6.25%
Interest rate	6.45%
4.25% Senior Notes, Due 2024
Debt Instrument [Line Items]
Maturity date	2024
Interest rate on notes	4.25%
Interest rate	4.25%
Floating Rate Notes, Due 2017
Debt Instrument [Line Items]
Maturity date	2017
Interest rate	1.33%
Term Loan Facility, Due 2018
Debt Instrument [Line Items]
Maturity date	2018	2018
Interest rate	1.67%	1.67%
Trade Receivable Credit Facility
Debt Instrument [Line Items]
Credit Facility interest rate		0.77%